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Pinnacle Sherman Multi-Strategy Core Fund
FUND SUMMARY

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND

Class A Shares (APSHX)

Class C Shares (CPSHX)

Class I Shares (IPSHX)

a series of Northern Lights Fund Trust III

Supplement dated May 18, 2020 to the Prospectus dated February 1, 2020

The first paragraph under the heading “Principal Investment Strategies” in the Summary and Statutory Prospectus is replaced with the following:

The Fund seeks to meet its investment objective by investing, under normal market conditions, in all major asset classes including, but not limited to, foreign and domestic (i) equity securities of all market capitalizations, (ii) fixed income securities of any credit quality, and (iii) cash and cash equivalents. The Fund intends to generally invest in a mix of asset classes. The Fund may invest in individual securities or in exchange traded funds (“ETFs”), and may invest in emerging markets. The Fund actively trades its portfolio investments.

The fifth through eighth paragraphs under the heading “Principal Investment Strategies” in the Statutory Prospectus are replaced with the following:

Breakaway Stocks with Cash Directional Indicator (BOSS on Sherman Sheet): On a daily basis, the expected market trend for domestic equities is examined using the Bull-Bear Indicator. The Bull-Bear Indicator is constructed from measurements of market analytics, and is intended to reveal the relationship of supply and demand for a longer-term timeframe of typically 6 months or more under normal market conditions. The Bull-Bear Indicator uses market analytics such as: up/down volume ratio (ratio of how much of an equity security’s trading volume for the day was during periods when the securities price was up versus when it was down); ratio of new 52-week highs to new 52-week lows; and advance/decline ratio (ratio of all equity securities that increased in value for the day to those that decreased in value).

If the Bull-Bear Indicator is in Bull status (domestic equities are trending upward), then assets allocated to this model are invested in individual equities. If the Bull-Bear Indicator is in Bear status (domestic equities are trending downward), then assets allocated to this model are invested in cash and/or cash equivalents except during periods that have historically shown a high probability of profit when invested in domestic equities based on the closing price of the S&P 500 over the history of the S&P 500, which are typically at the beginning and end of calendar months and shortly before holidays.

As an added risk management tool, when the Bull-Bear Indicator is in Bull Status, the Fund may employ the Cash Directional Indicator (BOSS on Sherman Sheet) to adjust the equity holdings determined above. This indicator is driven by the relative strength of cash as compared to the equity markets.

Long Cash: On a daily basis, the expected market trend for domestic equities is examined using the Short-Term Indicator. The Short-Term Indicator is constructed by examining sector analytics within 36 sub-sectors of the US market, and is intended to reveal the relationship of supply and demand for a short-term timeframe of typically 6 weeks to 6 months under normal market conditions. The Short-Term Indicator examines sector analytics, which includes looking at the number of sectors experiencing an uptrend in value versus those experiencing a downtrend in value as compared to the same ratio during the prior period.

This Supplement, and the Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2020, provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-888-985-9830.

Please retain this Supplement for future reference.

Investment Objective:
The Fund seeks high total return with reasonable risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pinnacle Sherman Multi-Strategy Core Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pinnacle Sherman Multi-Strategy Core Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.53%	0.53%	0.53%
Acquired Fund Fees and Expenses	[1]	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.98%	2.73%	1.73%
Fee Waiver and Expense Reimbursement	[2]	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver		1.69%	2.44%	1.44%
[1]	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser, Pinnacle Family Advisors, LLC, (the "Adviser") has contractually agreed to waive management fees and to make payments to limit Fund expenses until July 31, 2021 so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.49%, 2.24% and 1.24% of average daily net assets attributable to Class A, C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved, within the foregoing expense limits. This agreement may be terminated only by the Board of Trustees on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Pinnacle Sherman Multi-Strategy Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	737	1,134	1,556	2,727
Class C	247	820	1,419	3,040
Class I	147	517	911	2,017

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 607% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to meet its investment objective by investing, under normal market conditions, in all major asset classes including, but not limited to, foreign and domestic (i) equity securities of all market capitalizations, (ii) fixed income securities of any credit quality, and (iii) cash and cash equivalents. The Fund intends to generally invest in a mix of asset classes. The Fund may invest in individual securities or in exchange traded funds (“ETFs”), and may invest in emerging markets. The Fund actively trades its portfolio investments.

The Adviser uses signals that come from W.E. Sherman & Co. to determine the Fund’s equity, fixed income, and/or cash allocations. The process for each model is similar: (1) the expected market trend for equity securities over a period is examined; (2) if equities are trending upward for the applicable period based on the market indicator, the assets allocated to the applicable model are invested in equities based on the relative strength rankings of a limited number of asset classes and sectors; and (3) if equities are trending downward based on the market indicator, the assets allocated to the applicable model are primarily invested in fixed income securities or cash as dictated by the applicable model. The Fund actively trades its portfolio investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Commodities Risk: The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Derivatives Risk: The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Risk: The NAV of the Fund will fluctuate based on changes in the value of the equity securities held by the underlying ETFs that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing (including through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

○ Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

• Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Large Capitalization Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk: Like all quantitative analysis, the investment model carries a risk that the model might be based on one or more incorrect assumptions or may not perform as expected.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Small and Medium Capitalization Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

• U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares are different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.pinnacledynamicfunds.com or by calling 1-888-985-9830.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3/31/19	7.32%
Worst Quarter:	12/31/18	(15.84)%

Performance Table Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - Pinnacle Sherman Multi-Strategy Core Fund		Label	One Year	Since Inception	Inception Date
Class I		Return before taxes	15.05%	4.76%	Oct. 01, 2015
Class I | After Taxes on Distributions			14.80%	3.81%
Class I | After Taxes on Distributions and Sales			9.08%	3.35%
Class A		Return before taxes	8.03%	3.02%	Oct. 01, 2015
Class C		Return before taxes	13.79%	3.70%	Oct. 01, 2015
Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[1]		22.84%	10.53%
[1]	A global benchmark that takes 80% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 80% of the risk of the Dow Jones Moderately Aggressive Portfolio Index. The Index is calculated on a total return basis with dividends reinvested. The Index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.